Non-controlling interests - Change by Subsidiary (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-controlling interests
Increases or ( ) decreases due to business combinations	€ (39)	€ (197)	€ 761
Socit Financire de Banque - SOFIB (actually PSA Banque France)
Non-controlling interests
Percentage of voting equity interests acquired			50.00%
PSA Finance UK Limited
Non-controlling interests
Percentage of voting equity interests acquired			50.00%
PSA Financial Services, Spain, EFC, SA
Non-controlling interests
Percentage of voting equity interests acquired			50.00%
Metrovacesa, S.A.
Non-controlling interests
Percentage of voting equity interests acquired			13.80%
Santander Consumer USA Holdings Inc.
Non-controlling interests
Percentage of voting equity interests acquired	9.65%
Increases or ( ) decreases due to business combinations	€ (492)
Non-Controlling interest | Metrovacesa, S.A.
Non-controlling interests
Decrease in minority interest due to operations		621
Non-Controlling interest | Remaining Geographies in PSA - Netherlands, Belgium, Italy, Germany, Brazil and Poland
Non-controlling interests
Increase in minority interest due to remaining geographies included in PSA framework agreement		410
Non-Controlling interest, Other elements
Non-controlling interests
Increases or ( ) decreases due to business combinations	€ (39)	€ (197)	€ 761
Non-Controlling interest, Other elements | Socit Financire de Banque - SOFIB (actually PSA Banque France)
Non-controlling interests
Increases or ( ) decreases due to business combinations			462
Non-Controlling interest, Other elements | PSA Finance UK Limited
Non-controlling interests
Increases or ( ) decreases due to business combinations			148
Non-Controlling interest, Other elements | PSA Financial Services, Spain, EFC, SA
Non-controlling interests
Increases or ( ) decreases due to business combinations			181
Non-Controlling interest, Other elements | Metrovacesa, S.A.
Non-controlling interests
Increases or ( ) decreases due to business combinations			€ (271)